Lease Receivables (Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Leases [Abstract]
Balance at beginning of year	¥ 103	¥ 107	¥ 203
Charged to costs or expenses, or charge-off	(74)	3	(98)
Foreign currency translation	10	(7)	2
Balance at end of year	¥ 39	¥ 103	¥ 107